Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Amortized cost	$ 95,388	$ 57,367
Allowance for credit losses on debt securities at FVOCI	17	(3)
Gross unrealized gains on securities measured at FVOCI	923	532
Gross unrealized losses on securities measured at FVOCI	707	213
Securities measured at fair value through other comprehensive income [member] | Commercial mortgage-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	2,224	2,051
Gross unrealized gains on securities measured at FVOCI		1
Gross unrealized losses on securities measured at FVOCI	71	6
Fair value	2,153	2,046
Held-to-collect securities category [member]
Disclosure of financial assets [line items]
Amortized cost	$ 49,376	$ 44,784